INCOME TAX (Details 3) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Deferred tax assets-current
Allowance for doubtful accounts	$ 4,577,626	$ 2,477,942
Inventory provision	217,864	404,846
Provision for contract loss	332,547	0
Long-term assets	45,577	74,169
Deferred revenue	4,096,415	2,653,707
Deferred subsidies	786,545	661,981
Warranty liabilities	376,780	539,189
Recognition of intangible assets	389,967	326,552
Accrued payroll	726,286	511,593
Net operating loss carry forward	2,788,042	700,979
Less: valuation allowance	(2,232,838)	0
Total deferred tax assets-current	12,104,811	8,350,958
Deferred tax liabilities-current
Cost and estimated earnings in excess of billings	(11,230,330)	(7,590,901)
Others	(27,068)	(358,296)
Total deferred tax liabilities-current	(11,257,398)	(7,949,197)
Net deferred tax assets-current	3,033,931	772,061
Net deferred tax liabilities-current	(2,186,518)	(370,300)
Deferred tax assets, non-current
Long-term assets	477,000	495,865
Deferred subsidies	1,762,664	381,596
Recognition of intangible assets	446,413	573,710
Warranty liabilities	523,714	0
Total deferred tax assets-non-current	3,209,791	1,451,171
Deferred tax liabilities-non-current
Share of net gains of equity investees	(1,715,240)	(1,036,772)
Property, plant and equipment	(306,183)	0
Intangible assets	(2,966,515)	0
Total deferred tax liabilities-non-current	(4,987,938)	(1,036,772)
Net deferred tax assets-non-current	1,494,551	414,399
Net deferred tax liabilities-non-current	$ (3,272,698)	$ 0